Transactions with Affiliates and Owners	9 Months Ended
Sep. 30, 2011
Transactions with Affiliates and Owners
(5)	Transactions with Affiliates and Owners

Due from affiliates, net generally represent cash advances to affiliates and amounts owed by affiliates as a result of the payment of affiliated companies’ administrative expenses by the Company on behalf of such affiliates. Balances are generally paid within 30 days.

Management fees, including acquisition fees and sales commissions for the three and nine months ended September 30, 2011 and 2010, were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Fees from affiliated owners	$1,188	$1,189	$3,554	$3,633
Fees from unaffiliated owners	5,715	6,091	17,688	16,022

Fees from owners	6,903	7,280	21,242	19,655
Other fees	494	480	1,454	1,410

Total management fees	$7,397	$7,760	$22,696	$21,065

Due to owners, net represents lease rentals collected on behalf of and payable to Owners, net of direct expenses and management fees receivable. Due to owners, net at September 30, 2011 and December 31, 2010 consisted of the following:

	September 30, 2011	December 31, 2010
Affiliated owners	$1,096	$885
Unaffiliated owners	17,866	16,660

Total due to owners, net	$18,962	$17,545